RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2019
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

4.RIGHT OF USE ASSETS

The Company leases offices from Fang and third parties. The Company has elected not to recognize ROU assets or lease liabilities for leases from third parties with an initial term of 12 months or less.

The Company entered a lease framework agreement (the Agreement) with Fang, pursuant to which the Company leases offices from Fang’s wholly-owned subsidiaries at annual rental fee of RMB7,621. The Agreement is effective from January 1, 2018 with initial lease term of 10 years. As of December 31, 2018, the lease prepayment to these Fang’s wholly-owned subsidiaries were RMB1,970. The balance was reclassified into the balance of ROU assets as of January 1, 2019, as the result of adoption of ASC Topic 842.

The following table summarizes the effect on the combined balance sheets as a result of adopting ASC Topic 842.

	As of December 31,		As of January 1,
	2018	Effect of Adoption	2019
	RMB	RMB	RMB
Prepaid expenses and other current assets	1,970	(1,970)	—
Right-of-use assets	—	54,579	54,579
Long-term lease liabilities	—	(52,609)	(52,609)

The Company adopted ASC  Topic 842 on January 1, 2019, using a modified retrospective method for the lease. ROU assets and lease liabilities are recognized for the operating leases under the Agreement based on the present value of lease payments over the remaining lease term of 9 years as of January 1, 2019. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate of 4.83% in determining the imputed interest and present value of lease payments.

The ROU assets and the amortization were summarized as follows:

As of December 31, 2019
Right of use assets	54,579
Less: Accumulated amortization	(4,984)
Right of use assets	49,595

Cash paid for amounts included in the measurement of operating lease liabilities was RMB17,567 for the year ended December 31, 2019.

Rental expense was allocated to the following expense items:

For the Year Ended
December 31, 2019
Cost of revenues	2,108
General and administrative expenses	1,802
Selling and marketing expenses	3,711
Total rental expenses	7,621

Maturities of the lease liabilities as of December 31, 2019 were as follows:

Years Ended December 31,	RMB’000
2020	—
2021	3,326
2022	7,621
2023	7,621
2024	7,621
Thereafter	22,863
Total undiscounted lease payments	49,052
Less: Imputed interest	(11,373)
Present value of lease liabilities balance	37,679
Amounts due within 12 months	—
Long-term lease liabilities	37,679

Amounts of lease liabilities due within 12 months was nil, as the Company prepaid RMB11,916 to Fang for rental expenses as of December 31, 2019, which was included in the balance of right-of-use assets.

As previously disclosed in the combined financial statements for the year ended December 31, 2018 and under the previous lease standard (Topic 840), future minimum annual lease payments for the year subsequent to December 31, 2018 and in aggregate were as follows:

RMB’000
2019	5,651
2020	7,621
2021	7,621
2022	7,621
2023 and thereafter	38,105
66,619

Rent expenses incurred under operating leases were RMB12,108 and RMB7,861 for the years ended December 31, 2017 and 2018, respectively, which included rent expenses on offices leased from third parties with an initial term of 12 months or less.